Leslie K. Klenk
(207) 228-7295 direct
lklenk@bernsteinshur.com

September 29, 2015

Catherine C. Gordon, Esq.
Senior Counsel
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  FSI Low Beta Absolute Return Fund (File No. 811-22595)

Dear Ms. Gordon:

On behalf of the above-referenced fund (the “Fund”), transmitted herewith for filing with the U.S. Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is the Fund’s registration statement on Form N-2 (the “Registration Statement”), including the exhibits thereto. This is a new registration statement on Form N-2 and represents Amendment No. 10 to the Fund’s registration statement under the Investment Company Act (the “Amendment”).  This Registration Statement has been tagged to indicate paragraphs that include changes made from the Post-Effective Amendment No. 5 to the Fund’s currently effective registration statement on Form N-2, File Nos. 333-176227, 811-22595 (the “Current Registration Statement”), which was filed with the Commission on December 23, 2014.

This Registration Statement is being made to: (1) registered additional units of the Fund; and (2) make certain other limited changes.  By a pre-effective amendment to the Registration Statement, the Fund will also incorporate the 2015 fiscal year information. Except for the aforementioned proposed changes, the Registration Statement is virtually identical to the Fund’s Current Registration Statement.

bernsteinshur.com

Catherine C. Gordon, Esq.
September 29, 2015

In Investment Company Act Release No. 13768 (February 15, 1984) (the “Release”), the Division of Investment Management announced review procedures for investment companies providing for expedited cursory or partial review of investment company registration statements, in the discretion of the staff, if certain conditions are met.  The Release requests that information be furnished to the staff with respect to the extent to which the filing contains disclosure information that is similar to the information previously reviewed by the staff in filings of the same complex. In light of the substantial similarity between the Registration Statement and the Current Registration Statement, we request, on behalf of the Fund, that the Registration Statement receive selective review in order that the Registration Statement may be declared effective as soon as practicable, or, in any event, not later than December 31, 2015.  An acceleration request seeking that effectiveness date shall be filed concurrently with a Pre-Effective Amendment No. 1 to the Registration Statement following receipt of your comments on the Registration Statement.

Sincerely,

Leslie K. Klenk